Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade Accounts Payable
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Invoices payable (a)	398,347	470,118	363,533	470,118	34,814	—
Provision of contract costs (b)	758,116	659,299	758,116	618,797	—	40,502
Notes payable	37,426	8,252	37,426	8,252	—	—

	1,193,889	1,137,669	1,159,075	1,097,167	34,814	40,502

Disclosure Of Detailed Information About Invoices Payable
(a) Invoices payable are obligations accredited with formal documents. The following are the invoices payable according to main projects:

	2019	2020
Infrastructure
Linea 1 - Metro de Lima	15,125	18,992
Oil services	46,932	33,085
Operation and maintenance - Roads	16,000	20,194

	78,057	72,271

Engineering and Construction
Talara Refinery	59,740	96,051
Engineering and Construction Works VyV-DSD S.A.	26,368	70,987
Project Quellaveco	26,589	55,107
Engineering and Construction Works - Morelco S.A.S.	8,141	17,616
Works and Consortiums	64,571	17,114
Project Mina Justa	12,267	14,190
Project Mina Gold Fields La Cima S.A.	5,302	10,353
Generating Plant Machu Picchu	6,575	3,488
Civil works, assembly and electromechanics - Acero Arequipa	5,421	2,428
Civil Works, Assembly and Electromechanics - Toquepala	10,325	—
Others	2,825	44,385

	228,124	331,719

Real Estate	26,072	18,056

Parent Company Operation	66,094	48,072

	398,347	470,118

Disclosure Of Detailed Information About Provision Of Contract Costs
b) Provision of contract costs are obligations not accredited with formal documents. Below are the services received not billed according to main projects:

	2019	2020
Infrastructure
Linea 1 - Metro de Lima	13,383	13,645
Oil services	20,512	18,140
Operation and maintenance - Roads	18,762	31,027

	52,657	62,812

Engineering and Construction
Talara Refinery	418,540	204,102
Engineering and Construction Works VyV-DSD S.A.	68,140	106,186
Engineering and Construction Works - Morelco S.A.S.	34,804	84,513
Project Quellaveco	24,185	42,822
Project Mina Justa	19,852	33,525
Mina Project of Gold Fields La Cima S.A.	15,050	12,670
Civil Works, Assembly and Electromechanics - Acero Arequipa	17,382	5,222
Generating Plant Machu Picchu	4,633	1,222
Civil Works, Assembly and Electromechanics - Toquepala	5,055	—
Others	71,450	34,682

	679,091	524,944

Real estate	13,573	24,509

Parent Company Operation	12,795	47,034

	758,116	659,299